Trade and other receivables	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables	Trade and other receivables:

As at	Dec 31 2024	Dec 31 2023
Trade	$433,519	$431,602
Value-added and other tax receivables	22,123	22,292
Other	17,694	79,721
	$473,336	$533,615